Frederic Dorwart, Lawyers
Old City Hall
124 E. Fourth Street
Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

October 8, 2010

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is the following:

Post-effective Amendment dated December 31, 2010 to the Cavanal Hill Funds
Registration Statement regarding the following Funds:
Bond Funds
- Short-Term Income Fund
- Intermediate Bond Fund
- Bond Fund
- Intermediate Tax-Free Bond Fund
Equity Funds
- Balanced Fund
- U.S. Large Cap Equity Fund
Money Market Funds
- U.S. Treasury Fund
- Cash Management Fund
- Tax-Free Money Market Fund

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome
Amy E. Newsome